Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	bifi_SupplementTextBlock

BLACKROCK INDEX FUNDS, INC.

BlackRock International Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus dated October 5, 2016 and Prospectus and Statement of Additional Information (“SAI”), each dated August 1, 2016 (as amended October 5, 2016)

Effective June 19, 2017, the Fund will change its name to iShares MSCI EAFE International Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bifi_SupplementTextBlock

BLACKROCK INDEX FUNDS, INC.

BlackRock International Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus dated October 5, 2016 and Prospectus and Statement of Additional Information (“SAI”), each dated August 1, 2016 (as amended October 5, 2016)

Effective June 19, 2017, the Fund will change its name to iShares MSCI EAFE International Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.